SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

VANDERBILT MORTGAGE AND FINANCE, INC.1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the annual reporting period January 1, 2012 to December 31, 2012

Date of Report (Date of earliest event reported): February 12, 2013

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0000816512

Thomas Coyne (865) 380-3638

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]

Vanderbilt Mortgage and Finance, Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period. Vanderbilt Mortgage and Finance, Inc. is also a securitizer of asset-backed securities guaranteed by Ginnie Mae (“GNMA MBS”). Vanderbilt Mortgage and Finance, Inc. has no repurchase activity to report for the annual reporting period except for the specific GNMA MBS issuances described in Item 1.02 of this Form ABS-15G.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representation and Warranties Disclosure

As a securitizer of GNMA MBS, Vanderbilt Mortgage and Finance, Inc. provides the tabular disclosures below with respect to the specific GNMA MBS issuances (identified by Pool #) for which there was reportable repurchase activity during the reporting period covered by this Form ABS-15G.

Name of Issuing Entity(1) (a)	Check if Registered (b)	Name of Originator (c)	Total Assets in ABS by Originator(2) # $ (%) (d) (e) (f)	Assets That Were Subject of Demand(3) # $ (%) (g) (h) (i)	Assets That were Repurchased or Replaced(3) # $ (%) (j) (k) (l)	Assets Pending Repurchase or Replacement (within cure period) # $ (%) (m) (n) (o)	Demand in Dispute # $ (%) (p) (q) (r)	Demand Withdrawn # $ (%) (s) (t) (u)	Demand Rejected # $ (%) (v) (w) (x)
GNMA-II Pool # 770217		Vanderbilt Mortgage and Finance, Inc	58 / $4,635,886 / 100%	1 / $47,410 / 1.1%	1 / $47,410 / 1.1%	0 0 0	0 0 0	0 0 0	0 0 0
GNMA-II Pool # 770224		Vanderbilt Mortgage and Finance, Inc	235 / $10,969,070 / 100%	1 / $44,340 / 0.4%	1 / $44,340 / 0.4%	0 0 0	0 0 0	0 0 0	0 0 0
Total		Vanderbilt Mortgage and Finance, Inc	293 / $15,604,956 / 100%	2 / $91,750 / 0.6%	2 / $91,750 / 0.6%	0 0 0	0 0 0	0 0 0	0 0 0

(1)	GNMA-II is the abbreviation for Ginnie Mae II Mortgage Backed Securities (Manufactured Home Loans, including Combination Loans on Manufactured Homes and Lots). The specified GNMA-II pools (for which there was repurchase activity during the reporting period covered by this Form ABS-15G) are identified by pool number.

(2)	The information reported in columns (d) through (f) is by principal balance of pool assets at the time of the respective securitization.
(3)	The information reported herein describes repurchases of certain assets from the applicable GNMA-II pool as required by the Ginnie Mae guidelines, regardless of whether an actual demand to repurchase such assets was ever made by Ginnie Mae. The information reported in columns (g) through (l) is for the reporting period and the respective percentages are determined using principal balance of pool assets as of the reporting period end date.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 12, 2013	VANDERBILT MORTGAGE AND FINANCE, INC.
(Securitizer)

	By:	/s/ Thomas Coyne
		Name:	Thomas Coyne
		Title:	Assistant Controller